Investments in Associates and Joint Ventures - Summary of Financial Information on Major Associates and Joint Ventures Adjustments to Carrying Amount of Investment in Associates and Dividends Received (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2023 USD ($)	Jan. 01, 2022 KRW (₩)	[2]	Dec. 31, 2021 KRW (₩)
Disclosure of significant investments in major associates and joint ventures [Line Items]
Share of net asset amount		₩ 598,413		₩ 558,981
Consolidated carrying amount		722,222	[1]	682,669	[1],[2]	$ 559,441	₩ 448,718		₩ 448,718	[1]
Dividends	[1]	27,684		46,194
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	9,095		9,226
Total liabilities	[3]	1		260
Paid-in capital	[3]	5,400		5,400
Equity	[3]	9,094		8,966
Share of net asset amount	[3]	6,062		5,978	[4]
Unrealized gains (losses) and other	[3]	1		0
Consolidated carrying amount	[1]	6,063	[3]	5,978	[3],[4]				11,789
Operating revenue	[3]	0		1,699
Net profit (loss)	[3]	(12)		(917)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(12)		(917)
Dividends	[1],[3]	0		0
Balhae Infrastructure Company
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	818,545		781,317
Total liabilities	[3]	74,665		62,422
Paid-in capital	[3]	794,860		765,686
Equity	[3]	743,880		718,895
Share of net asset amount	[3],[5]	93,803		90,653
Unrealized gains (losses) and other	[3]	(37)		(36)
Consolidated carrying amount	[1]	93,766	[3],[5]	90,617	[3],[5]				99,785
Operating revenue	[3]	126,682		100,720
Net profit (loss)	[3]	121,783		133,964
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	121,783		133,964
Dividends	[1],[3]	9,582		16,646
Aju Good Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	37,569		58,749
Total liabilities	[3]	395		7,171
Paid-in capital	[3]	900		21,180
Equity	[3]	37,174		51,578
Share of net asset amount	[3]	14,297		19,840
Unrealized gains (losses) and other	[3]	(1)		(4)
Consolidated carrying amount	[1]	14,296	[3]	19,836	[3]				22,921
Operating revenue	[3]	20,386		22,381
Net profit (loss)	[3]	15,176		6,018
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	15,176		6,018
Dividends	[1],[3]	3,577		1,200
KG Capital Co., Ltd
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]			85,077
Total liabilities	[3]			43,749
Paid-in capital	[3]			20,000
Equity	[3]			41,328
Share of net asset amount	[3]			20,250
Unrealized gains (losses) and other	[3]			(1,088)
Consolidated carrying amount	[3]			19,162
Operating revenue	[3]			11,569
Net profit (loss)	[3]			474
Other comprehensive income (loss)	[3]			374
Total comprehensive income (loss)	[3]			848
Dividends	[3]			0
Incheon Bridge Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	518,134		554,738
Total liabilities	[3]	602,460		661,227
Paid-in capital	[3]	61,096		61,096
Equity	[3]	(84,326)		(106,489)
Share of net asset amount	[3],[5]	(12,640)		(15,963)
Unrealized gains (losses) and other	[3]	12,640		15,963
Consolidated carrying amount		0	[3],[5]	0	[1],[3],[5]				0	[1]
Operating revenue	[3]	128,860		130,456
Net profit (loss)	[3]	22,110		23,754
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	22,110		23,754
Dividends	[3]	0		0	[1]
Big Dipper Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	813		642
Total liabilities	[3]	285		308
Paid-in capital	[3]	495		493
Equity	[3]	528		334
Share of net asset amount	[3]	94	[5]	60
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	94	[3],[5]	60	[3]				0
Operating revenue	[3]	324		834
Net profit (loss)	[3]	(242)		(672)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(242)		(672)
Dividends	[1],[3]	0		0
Paycoms Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]			3,781
Total liabilities	[3]			2,032
Paid-in capital	[3]			926
Equity	[3]			1,749
Share of net asset amount	[3],[6]			201
Unrealized gains (losses) and other	[3]			12
Consolidated carrying amount	[1]	0		213	[3],[6]				525
Operating revenue	[3]			1,266
Net profit (loss)	[3]			399
Other comprehensive income (loss)	[3]			0
Total comprehensive income (loss)	[3]			399
Dividends	[1]	0		0	[3]
Food Factory Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	9,138		8,599
Total liabilities	[3]	6,196		5,468
Paid-in capital	[3]	450		450
Equity	[3]	2,942		3,131
Share of net asset amount	[3],[7]	654		696
Unrealized gains (losses) and other	[3]	829		703
Consolidated carrying amount	[1]	1,483	[3],[7]	1,399	[3],[7]				1,320
Operating revenue	[3]	10,283		9,059
Net profit (loss)	[3]	(89)		605
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(89)		605
Dividends	[1],[3]	0		0
KBSP Private Equity Fund No.4
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	16,807		13,432
Total liabilities	[3]	571		776
Paid-in capital	[3]	39,700		40,800
Equity	[3]	16,236		12,656
Share of net asset amount	[3],[5]	2,495		1,892
Unrealized gains (losses) and other	[3]	(1)		0
Consolidated carrying amount	[1]	2,494	[3],[5]	1,892	[3],[5]				5,628
Operating revenue	[3]	3,894		6
Net profit (loss)	[3]	4,073		(24,985)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	4,073		(24,985)
Dividends	[1],[3]	0		0
Korea Credit Bureau Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	131,164		155,165
Total liabilities	[3]	68,756		100,065
Paid-in capital	[3]	10,000		10,000
Equity	[3]	62,408		55,100
Share of net asset amount	[3],[5]	5,617		4,959
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	5,617	[3],[5]	4,959	[3],[5]				4,497
Operating revenue	[3]	163,707		144,906
Net profit (loss)	[3]	8,012		13,809
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	8,012		13,809
Dividends	[1],[3]	90		0
KB Social Impact Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	16,440		14,658
Total liabilities	[3]	263		439
Paid-in capital	[3]	15,000		15,000
Equity	[3]	16,177		14,219
Share of net asset amount	[3]	4,853		4,266
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	4,853	[3]	4,266	[3]				4,282
Operating revenue	[3]	2,230		240
Net profit (loss)	[3]	1,958		(55)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	1,958		(55)
Dividends	[1],[3]	0		0
KB-Solidus Global Healthcare Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	41,567		50,796
Total liabilities	[3]	517		639
Paid-in capital	[3]	3,000		23,100
Equity	[3]	41,050		50,157
Share of net asset amount	[3]	17,789	[4]	21,735
Unrealized gains (losses) and other	[3]	696		697
Consolidated carrying amount	[1]	18,485	[3],[4]	22,432	[3]				48,898
Operating revenue	[3]	42,005		2,952
Net profit (loss)	[3]	36,193		(15,775)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	36,193		(15,775)
Dividends	[1],[3]	10,920		0
POSCO-KB Shipbuilding Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	16,520		15,675
Total liabilities	[3]	1,357		321
Paid-in capital	[3]	5,840		5,840
Equity	[3]	15,163		15,354
Share of net asset amount	[3]	4,738		4,798
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	4,738	[3]	4,798	[3]				5,413
Operating revenue	[3]	709		1,721
Net profit (loss)	[3]	(191)		1,072
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(191)		1,072
Dividends	[1],[3]	0		0
KB-TS Technology Venture Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	28,233		30,346
Total liabilities	[3]	6,139		5,714
Paid-in capital	[3]	16,200		17,400
Equity	[3]	22,094		24,632
Share of net asset amount	[3],[4]	12,372		13,794
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	12,372	[3],[4]	13,794	[3],[4]				16,828
Operating revenue	[3]	836		1,043
Net profit (loss)	[3]	362		2,682
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	362		2,682
Dividends	[1],[3]	0		0
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	14,441		42,538
Total liabilities	[3]	0		705
Paid-in capital	[3]	0		31,020
Equity	[3]	14,441		41,833
Share of net asset amount	[3]	6,145		17,801
Unrealized gains (losses) and other	[3]	(750)		(750)
Consolidated carrying amount	[1]	5,395	[3]	17,051	[3]				28,919
Operating revenue	[3]	7,610		11,851
Net profit (loss)	[3]	2,302		1,541
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	2,302		1,541
Dividends	[1],[3]	0		0
KB-SJ Tourism Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	18,003		20,926
Total liabilities	[3]	498		551
Paid-in capital	[3]	24,840		24,840
Equity	[3]	17,505		20,375
Share of net asset amount	[3],[5]	3,242		3,773
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	3,242	[3],[5]	3,773	[3],[5]				4,146
Operating revenue	[3]	664		719
Net profit (loss)	[3]	(2,870)		145
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(2,870)		145
Dividends	[1],[3]	0		0
UNION Media Commerce Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	3,318		3,319
Total liabilities	[3]	32		18
Paid-in capital	[3]	3,450		3,450
Equity	[3]	3,286		3,301
Share of net asset amount	[3]	952		957
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	952	[3]	957	[3]				959
Operating revenue	[3]	0		0
Net profit (loss)	[3]	(16)		(8)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(16)		(8)
Dividends	[1],[3]	0		0
KB-Stonebridge Secondary Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	129,860		172,979
Total liabilities	[3]	205		349
Paid-in capital	[3]	115,598		163,413
Equity	[3]	129,655		172,630
Share of net asset amount	[3],[5]	18,885		25,144
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	18,885	[3],[5]	25,144	[3],[5]				21,948
Operating revenue	[3]	9,698		22,445
Net profit (loss)	[3]	7,558		20,887
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	7,558		20,887
Dividends	[1],[3]	396		2,006
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	42,868		44,880
Total liabilities	[3]	379		996
Paid-in capital	[3]	46,868		47,868
Equity	[3]	42,489		43,884
Share of net asset amount	[3],[4]	15,946		16,539
Unrealized gains (losses) and other	[3]	(36)		0
Consolidated carrying amount	[1]	15,910	[3],[4]	16,539	[3],[4]				4,680
Operating revenue	[3]	26		0
Net profit (loss)	[3]	(689)		(1,020)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(689)		(1,020)
Dividends	[1],[3]	0		0
KB-UTC Inno-Tech Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	35,978		44,111
Total liabilities	[3]	573		809
Paid-in capital	[3]	43,180		48,260
Equity	[3]	35,405		43,302
Share of net asset amount	[3],[4]	15,680		19,180
Unrealized gains (losses) and other	[3]	2,297		0
Consolidated carrying amount	[1]	17,977	[3],[4]	19,180	[3],[4]				20,972
Operating revenue	[3]	758		0
Net profit (loss)	[3]	(5,024)		(905)
Other comprehensive income (loss)	[3]	2,208		(1,647)
Total comprehensive income (loss)	[3]	(2,816)		(2,552)
Dividends	[1],[3]	3		0
WJ Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	35,342		35,561
Total liabilities	[3]	161		161
Paid-in capital	[3]	37,100		37,100
Equity	[3]	35,181		35,400
Share of net asset amount	[3]	9,483		9,542	[5]
Unrealized gains (losses) and other	[3]	(1)		0
Consolidated carrying amount	[1]	9,482	[3]	9,542	[3],[5]				9,604
Operating revenue	[3]	430		430
Net profit (loss)	[3]	(218)		(229)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(218)		(229)
Dividends	[1],[3]	0		0
All Together Korea Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	10,543		10,246
Total liabilities	[3]	1		1
Paid-in capital	[3]	10,001		10,001
Equity	[3]	10,542		10,245
Share of net asset amount	[3],[8]	10,541		10,244
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	10,541	[3],[8]	10,244	[3],[8]				10,070
Operating revenue	[3]	303		179
Net profit (loss)	[3]	297		173
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	297		173
Dividends	[1],[3]	0		0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	145,519		102,827
Total liabilities	[3]	474		498
Paid-in capital	[3]	76,400		81,100
Equity	[3]	145,045		102,329
Share of net asset amount	[3]	17,810		12,554	[5]
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	17,810	[3]	12,554	[3],[5]				15,254
Operating revenue	[3]	58,734		21,470
Net profit (loss)	[3]	47,415		5,713
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	47,415		5,713
Dividends	[1],[3]	0		0
December & Company Inc.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]			35,602
Total liabilities	[3]			13,271
Paid-in capital	[3]			37,367
Equity	[3]			22,331
Share of net asset amount	[3],[5]			3,735
Unrealized gains (losses) and other	[3]			12,294
Consolidated carrying amount	[1]	0		16,029	[3],[5]				21,388
Operating revenue	[3]			868
Net profit (loss)	[3]			(32,002)
Other comprehensive income (loss)	[3]			0
Total comprehensive income (loss)	[3]			(32,002)
Dividends	[1]	0		0	[3]
2020 KB Fintech Renaissance Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	20,664		12,529
Total liabilities	[3]	38		38
Paid-in capital	[3]	10,900		10,900
Equity	[3]	20,626		12,491
Share of net asset amount	[3],[5]	1,041		630
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	1,041	[3],[5]	630	[3],[5]				618
Operating revenue	[3]	8,289		395
Net profit (loss)	[3]	8,134		243
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	8,134		243
Dividends	[1],[3]	0		0
KB Material and Parts No.1 PEF
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	22,808		22,953
Total liabilities	[3]	2		2
Paid-in capital	[3]	23,500		23,500
Equity	[3]	22,806		22,951
Share of net asset amount	[3],[5]	3,300		3,321
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	3,300	[3],[5]	3,321	[3],[5]				3,343
Operating revenue	[3]	451		451
Net profit (loss)	[3]	90		83
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	90		83
Dividends	[1],[3]	34		34
FineKB Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	30,930		43,759
Total liabilities	[3]	141		1,828
Paid-in capital	[3]	42,600		51,100
Equity	[3]	30,789		41,931
Share of net asset amount	[3]	7,697		10,483
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	7,697	[3]	10,483	[3]				8,067
Operating revenue	[3]	820		14,244
Net profit (loss)	[3]	(2,578)		(7,938)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(2,578)		(7,938)
Dividends	[1],[3]	16		0
G Payment Joint Stock Company
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	10,018		10,177
Total liabilities	[3]	2,386		3,523
Paid-in capital	[3]	2,950		2,950
Equity	[3]	7,632		6,654
Share of net asset amount	[3]	3,319		2,917
Unrealized gains (losses) and other	[3]	5,647		6,364
Consolidated carrying amount	[1]	8,966	[3]	9,281	[3]				9,350
Operating revenue	[3]	11,434		3,401
Net profit (loss)	[3]	(539)		(831)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(539)		(831)
Dividends	[1],[3]	0		0
KB-GeneN Medical Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	8,583		8,770
Total liabilities	[3]	48		48
Paid-in capital	[3]	8,880		8,880
Equity	[3]	8,535		8,722
Share of net asset amount	[3]	1,922		1,965
Unrealized gains (losses) and other	[3]	1		0
Consolidated carrying amount	[1]	1,923	[3]	1,965	[3]				0
Operating revenue	[3]	0		1
Net profit (loss)	[3]	(187)		(158)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(187)		(158)
Dividends	[1],[3]	0		0
KB-BridgePole Venture Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	13,781		13,331
Total liabilities	[3]	72		73
Paid-in capital	[3]	2,160		13,500
Equity	[3]	13,709		13,258
Share of net asset amount	[3],[5]	863		835
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	863	[3],[5]	835	[3],[5]				0
Operating revenue	[3]	22,202		4
Net profit (loss)	[3]	21,916		(242)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	21,916		(242)
Dividends	[1],[3]	638		0
KB-Kyobo New Mobility Power Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	9,216		9,932
Total liabilities	[3]	40		40
Paid-in capital	[3]	10,500		10,500
Equity	[3]	9,176		9,892
Share of net asset amount	[3]	2,622		2,826
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	2,622	[3]	2,826	[3]				0
Operating revenue	[3]	1		2
Net profit (loss)	[3]	(715)		(608)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(715)		(608)
Dividends	[1],[3]	0		0
DA-Friend New Technology Investment Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	3,502		3,527
Total liabilities	[3]	74		21
Paid-in capital	[3]	3,650		3,650
Equity	[3]	3,428		3,506
Share of net asset amount	[3]	927		949
Unrealized gains (losses) and other	[3]	1		0
Consolidated carrying amount	[1]	928	[3]	949	[3]				0
Operating revenue	[3]	0		0
Net profit (loss)	[3]	(78)		(144)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(78)		(144)
Dividends	[1],[3]	0		0
Cornerstone Pentastone Fund No.4
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	3,623		3,704
Total liabilities	[3]	22		23
Paid-in capital	[3]	3,800		3,800
Equity	[3]	3,601		3,681
Share of net asset amount	[3]	775		792
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	775	[3]	792	[3]				0
Operating revenue	[3]	0		0
Net profit (loss)	[3]	(81)		(119)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(81)		(119)
Dividends	[1],[3]	0		0
SKS-VLP New Technology Investment Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]			4,855
Total liabilities	[3]			2
Paid-in capital	[3]			5,001
Equity	[3]			4,853
Share of net asset amount	[3]			1,121
Unrealized gains (losses) and other	[3]			0
Consolidated carrying amount	[1]	0		1,121	[3]				0
Operating revenue	[3]			1
Net profit (loss)	[3]			(148)
Other comprehensive income (loss)	[3]			0
Total comprehensive income (loss)	[3]			(148)
Dividends	[1]	0		0	[3]
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	522,947		585,401
Total liabilities	[3]	419,224		413,283
Paid-in capital	[3]	178,000		178,000
Equity	[3]	103,723		172,118
Share of net asset amount	[3]	27,213		45,157
Unrealized gains (losses) and other	[3]	(27,213)		(45,157)
Consolidated carrying amount		0	[3]	0	[1],[3]				0	[1]
Operating revenue	[3]	33,947		16,792
Net profit (loss)	[3]	(55,599)		(4,254)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(55,599)		(4,254)
Dividends	[3]	0		0	[1]
KB-Badgers Future Mobility ESG Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	15,600		3,607
Total liabilities	[3]	672		0
Paid-in capital	[3]	18,766		5,225
Equity	[3]	14,928		3,607
Share of net asset amount	[3]	6,106		1,475
Unrealized gains (losses) and other	[3]	(1)		0
Consolidated carrying amount	[1]	6,105	[3]	1,475	[3]				0
Operating revenue	[3]	150		0
Net profit (loss)	[3]	(2,219)		(1,618)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(2,219)		(1,618)
Dividends	[1],[3]	0		0
JS Private Equity Fund No.3
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	9,090		8,126
Total liabilities	[3]	1		1
Paid-in capital	[3]	8,300		8,300
Equity	[3]	9,089		8,125
Share of net asset amount	[3]	1,862		1,664
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	1,862	[3]	1,664	[3]				0
Operating revenue	[3]	1,135		0
Net profit (loss)	[3]	963		(175)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	963		(175)
Dividends	[1],[3]	0		0
Mirae Asset Mobility Investment Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	8,551		8,683
Total liabilities	[3]	74		73
Paid-in capital	[3]	8,700		8,700
Equity	[3]	8,477		8,610
Share of net asset amount	[3]	1,949		1,979
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	1,949	[3]	1,979	[3]				0
Operating revenue	[3]	19		9
Net profit (loss)	[3]	(133)		(90)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(133)		(90)
Dividends	[1],[3]	0		0
KB-FT 1st Green Growth Investment Fund 1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	18,649		19,051
Total liabilities	[3]	0		0
Paid-in capital	[3]	19,345		19,345
Equity	[3]	18,649		19,051
Share of net asset amount	[3],[5]	1,928		1,970
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	1,928	[3],[5]	1,970	[3],[5]				0
Operating revenue	[3]	3		5
Net profit (loss)	[3]	(402)		(294)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(402)		(294)
Dividends	[1],[3]	0		0
Glenwood Credit Private Equity Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	147,385		145,787
Total liabilities	[3]	455		376
Paid-in capital	[3]	140,500		140,500
Equity	[3]	146,930		145,411
Share of net asset amount	[3]	43,922		43,468
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	43,922	[3]	43,468	[3]				0
Operating revenue	[3]	10,374		5,286
Net profit (loss)	[3]	9,611		4,911
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	9,611		4,911
Dividends	[1],[3]	2,428		0
THE CHAEUL FUND NO.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	3,111		3,166
Total liabilities	[3]	0		0
Paid-in capital	[3]	3,200		3,200
Equity	[3]	3,111		3,166
Share of net asset amount	[3]	972		989
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	972	[3]	989	[3]				0
Operating revenue	[3]	1		0
Net profit (loss)	[3]	(55)		(34)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(55)		(34)
Dividends	[1],[3]	0		0
Smart Korea KB Future9-Sejong Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	6,314		4,862
Total liabilities	[3]	81		0
Paid-in capital	[3]	6,152		5,200
Equity	[3]	6,233		4,862
Share of net asset amount	[3]	2,398		1,870
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	2,398	[3]	1,870	[3]				962
Operating revenue	[3]	667		13
Net profit (loss)	[3]	391		(236)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	391		(236)
Dividends	[1],[3]	0		0
KB-KTB Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	42,263		32,214
Total liabilities	[3]	246		280
Paid-in capital	[3]	44,000		33,000
Equity	[3]	42,017		31,934
Share of net asset amount	[3],[4]	21,389		16,256
Unrealized gains (losses) and other	[3]	2		0
Consolidated carrying amount	[1]	21,391	[3],[4]	16,256	[3],[4]				5,554
Operating revenue	[3]	166		134
Net profit (loss)	[3]	(917)		(973)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(917)		(973)
Dividends	[1],[3]	0		0
KB-SOLIDUS Healthcare Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	44,875		21,483
Total liabilities	[3]	330		345
Paid-in capital	[3]	47,190		22,440
Equity	[3]	44,545		21,138
Share of net asset amount	[3],[4]	41,326		18,651
Unrealized gains (losses) and other	[3]	(1,154)		0
Consolidated carrying amount	[1]	40,172	[3],[4]	18,651	[3],[4]				1,800
Operating revenue	[3]	16		14
Net profit (loss)	[3]	(1,344)		(1,302)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(1,344)		(1,302)
Dividends	[1],[3]	0		0
Paramark KB Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	78,715		63,260
Total liabilities	[3]	28		22
Paid-in capital	[3]	89,441		70,169
Equity	[3]	78,687		63,238
Share of net asset amount	[3],[5]	13,645		10,966
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	13,645	[3],[5]	10,966	[3],[5]				1,850
Operating revenue	[3]	1,085		581
Net profit (loss)	[3]	(3,824)		(6,010)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(3,824)		(6,010)
Dividends	[1],[3]	0		0
KB Co-Investment Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	131,929		101,771
Total liabilities	[3]	257		198
Paid-in capital	[3]	133,075		102,067
Equity	[3]	131,672		101,573
Share of net asset amount	[3]	9,477		7,269
Unrealized gains (losses) and other	[3]	(101)		(36)
Consolidated carrying amount	[1]	9,376	[3]	7,233	[3]				0
Operating revenue	[3]	21		14
Net profit (loss)	[3]	(908)		(494)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(908)		(494)
Dividends	[1],[3]	0		0
POSITIVE Sobujang Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	4,494		4,521
Total liabilities	[3]	23		23
Paid-in capital	[3]	4,550		4,550
Equity	[3]	4,471		4,498
Share of net asset amount	[3]	1,965		1,977
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	1,965	[3]	1,977	[3]				0
Operating revenue	[3]	75		1
Net profit (loss)	[3]	(28)		(52)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(28)		(52)
Dividends	[1],[3]	0		0
History 2022 Fintech Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	5,611		5,695
Total liabilities	[3]	39		0
Paid-in capital	[3]	5,750		5,750
Equity	[3]	5,572		5,695
Share of net asset amount	[3]	1,938		1,981
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	1,938	[3]	1,981	[3]				0
Operating revenue	[3]	1		0
Net profit (loss)	[3]	(123)		(55)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(123)		(55)
Dividends	[1],[3]	0		0
PEBBLES-MW M.C.E New Technology Investment Fund 1st
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]			8,562
Total liabilities	[3]			40
Paid-in capital	[3]			8,600
Equity	[3]			8,522
Share of net asset amount	[3]			1,982
Unrealized gains (losses) and other	[3]			0
Consolidated carrying amount	[1]	0		1,982	[3]				0
Operating revenue	[3]			0
Net profit (loss)	[3]			(78)
Other comprehensive income (loss)	[3]			0
Total comprehensive income (loss)	[3]			(78)
Dividends	[1]	0		0	[3]
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	68,228		31,838
Total liabilities	[3]	1,193		638
Paid-in capital	[3]	70,557		32,260
Equity	[3]	67,035		31,200
Share of net asset amount	[3]	19,429		9,043
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	19,429	[3]	9,043	[3]				0
Operating revenue	[3]	21		19
Net profit (loss)	[3]	(2,463)		(1,059)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(2,463)		(1,059)
Dividends	[1],[3]	0		0
TMAP Mobility Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	849,894		920,597
Total liabilities	[3]	220,824		174,696
Paid-in capital	[3]	8,680		8,677
Equity	[3]	629,070		745,901
Share of net asset amount	[3],[5]	51,866		61,518
Unrealized gains (losses) and other	[3]	131,706		132,937
Consolidated carrying amount	[1]	183,572	[3],[5]	194,455	[3],[5]				0
Operating revenue	[3]	294,016		139,792
Net profit (loss)	[3]	(100,432)		(132,476)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(100,432)		(132,476)
Dividends	[1],[3]	0		0
Nextrade Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	139,245		146,100
Total liabilities	[3]	296		0
Paid-in capital	[3]	146,100		146,100
Equity	[3]	138,949		146,100
Share of net asset amount	[3],[5]	9,225		9,700
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	9,225	[3],[5]	9,700	[3],[5]				0
Operating revenue	[3]	0		0
Net profit (loss)	[3]	(7,150)		0
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(7,150)		0
Dividends	[1],[3]	0		0
Shinhan Global Mobility Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	5,389		5,474
Total liabilities	[3]	1		0
Paid-in capital	[3]	5,700		5,700
Equity	[3]	5,388		5,474
Share of net asset amount	[3]	1,324		1,345
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1],[3]	1,324		1,345
Operating revenue	[3]	0		0
Net profit (loss)	[3]	(115)		(226)
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(115)		(226)
Dividends	[3]	0	[1]	0
SKB Next Unicorn K-Battery Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	7,609		5,705
Total liabilities	[3]	0		14
Paid-in capital	[3]	7,700		5,691
Equity	[3]	7,609		5,691
Share of net asset amount	[3]	1,890		1,995
Unrealized gains (losses) and other	[3]	0		0
Consolidated carrying amount	[1]	1,890	[3]	1,995	[3]				₩ 0
Operating revenue	[3]	123		1
Net profit (loss)	[3]	(87)		0
Other comprehensive income (loss)	[3]	0		0
Total comprehensive income (loss)	[3]	(87)		0
Dividends	[1],[3]	0		0
Lakewood-AVES Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	5,065
Total liabilities	[3]	4
Paid-in capital	[3]	5,120
Equity	[3]	5,061
Share of net asset amount	[3]	1,977
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	1,977	[3]	0
Operating revenue	[3]	0
Net profit (loss)	[3]	(60)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(60)
Dividends	[1],[3]	0
MW-Pyco NewWave New Technology Investment Fund 4th
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	3,832
Total liabilities	[3]	0
Paid-in capital	[3]	3,900
Equity	[3]	3,832
Share of net asset amount	[3],[4]	1,965
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	1,965	[3],[4]	0
Operating revenue	[3]	1
Net profit (loss)	[3]	(68)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(68)
Dividends	[1],[3]	0
Bitgoeul Cheomdan Green 1st Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	877
Total liabilities	[3]	6
Paid-in capital	[3]	1,000
Equity	[3]	871
Share of net asset amount	[3],[5]	165
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	165	[3],[5]	0
Operating revenue	[3]	0
Net profit (loss)	[3]	(124)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(124)
Dividends	[1],[3]	0
KB-SUSUNG 1st Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	19,690
Total liabilities	[3]	0
Paid-in capital	[3]	20,000
Equity	[3]	19,690
Share of net asset amount	[3],[5]	2,953
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	2,953	[3],[5]	0
Operating revenue	[3]	47
Net profit (loss)	[3]	(310)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(310)
Dividends	[1],[3]	0
Friend 55 New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	2,220
Total liabilities	[3]	3
Paid-in capital	[3]	2,250
Equity	[3]	2,217
Share of net asset amount	[3],[4]	1,182
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	1,182	[3],[4]	0
Operating revenue	[3]	3
Net profit (loss)	[3]	(33)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(33)
Dividends	[1],[3]	0
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	132,025
Total liabilities	[3]	11
Paid-in capital	[3]	132,331
Equity	[3]	132,014
Share of net asset amount	[3]	26,969
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	26,969	[3]	0
Operating revenue	[3]	0
Net profit (loss)	[3]	(225)
Other comprehensive income (loss)	[3]	(93)
Total comprehensive income (loss)	[3]	(318)
Dividends	[1],[3]	0
DSIP-Pharos Bioenergy Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	48,307
Total liabilities	[3]	44
Paid-in capital	[3]	11,730
Equity	[3]	48,263
Share of net asset amount	[3]	16,458
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	16,458	[3]	0
Operating revenue	[3]	36,813
Net profit (loss)	[3]	36,533
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	36,533
Dividends	[1],[3]	0
Shinhan-Eco Venture Fund 2nd
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	9,067
Total liabilities	[3]	66
Paid-in capital	[3]	9,125
Equity	[3]	9,001
Share of net asset amount	[3]	1,800
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	1,800	[3]	0
Operating revenue	[3]	2
Net profit (loss)	[3]	(125)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(125)
Dividends	[1],[3]	0
Leading H2O Fund 1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	3,088
Total liabilities	[3]	1
Paid-in capital	[3]	3,110
Equity	[3]	3,087
Share of net asset amount	[3]	1,489
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	1,489	[3]	0
Operating revenue	[3]	5
Net profit (loss)	[3]	(23)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(23)
Dividends	[1],[3]	0
2023 JB Newtech No.2 Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	6,946
Total liabilities	[3]	2
Paid-in capital	[3]	7,000
Equity	[3]	6,944
Share of net asset amount	[3]	1,786
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	1,786	[3]	0
Operating revenue	[3]	2
Net profit (loss)	[3]	(56)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(56)
Dividends	[1],[3]	0
U-KB Credit No.1 Private Equity
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	20,557
Total liabilities	[3]	6
Paid-in capital	[3]	20,700
Equity	[3]	20,551
Share of net asset amount	[3]	6,851
Unrealized gains (losses) and other	[3]	(1)
Consolidated carrying amount	[1]	6,850	[3]	0
Operating revenue	[3]	345
Net profit (loss)	[3]	(149)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(149)
Dividends	[1],[3]	0
KB-BridgePole Venture Investment Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	10,502
Total liabilities	[3]	41
Paid-in capital	[3]	10,500
Equity	[3]	10,461
Share of net asset amount	[3],[5]	1,494
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	1,494	[3],[5]	0
Operating revenue	[3]	2
Net profit (loss)	[3]	(39)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(39)
Dividends	[1],[3]	0
Sirius Silicon Valley I New Technology Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[3]	2,040
Total liabilities	[3]	2
Paid-in capital	[3]	2,100
Equity	[3]	2,038
Share of net asset amount	[3]	485
Unrealized gains (losses) and other	[3]	0
Consolidated carrying amount	[1]	485	[3]	₩ 0
Operating revenue	[3]	1
Net profit (loss)	[3]	(62)
Other comprehensive income (loss)	[3]	0
Total comprehensive income (loss)	[3]	(62)
Dividends	[1],[3]	₩ 0

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 20,585 million ￦ 6,853 million for the years ended December 31, 2022 and 2023, respectively.
[2]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[3]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[4]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[5]	As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[6]	The ownership of Paycoms Co., Ltd. would be 21.68% as of December 31, 2022, considering the potential voting rights of convertible bonds.
[7]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2022 and 2023, respectively, considering the potential voting rights of convertible bonds.
[8]	As of December 31, 2022 and 2023, the Group participates in the investment management committee but cannot exercise control.